Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Summary of Related Party Transactions
The amounts charged by the Company’s related parties comprised the following:

	Location in consolidated statements of operations	Period from July 25, 2022 to December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
Management fees charged by Brave Maritime Corp.	Management fees – related parties	—	245,520	586,960
Management fees charged by Stealth Maritime Corp.	Management fees – related parties	77,440	150,480	—
Brokerage commissions charged by Brave Maritime Corp.	Voyage expenses – related parties	—	283,141	522,628
Brokerage commissions charged by Stealth Maritime Corp.	Voyage expenses – related parties	40,833	57,125	—
Superintendent fees	Vessels’ operating expenses – related parties	2,000	5,500	25,500
Crew management fees charged by Brave Maritime Corp.	Vessels’ operating expenses – related parties	—	43,750	109,167
Crew management fees charged by Stealth Maritime Corp.	Vessels’ operating expenses – related parties	5,000	30,000	—
General and administrative expenses – former parent	General and administrative expenses-related parties	121,327	268,089	—
Executive compensation	General and administrative expenses-related parties	—	252,785	445,866
Rental expense	General and administrative expenses-related parties	—	—	33,422
Commissions – vessel purchased	Vessels, net	390,000	430,000	161,900
Interest expense	Interest and finance costs – related party	—	1,363,360	2,460,705